Related Parties Transactions (Details) - Schedule of related parties relationship	6 Months Ended
Jun. 30, 2021
Related Parties Transactions (Details) - Schedule of related parties relationship [Line Items]
Relationship	Relationship
Angela Bai [Member]
Related Parties Transactions (Details) - Schedule of related parties relationship [Line Items]
Relationship	Spouse of Dr. Daqing Mao who is founder and director and has been appointed to the position of chairman of the board of directors on June 21, 2021.
Youxiang Group [Member]
Related Parties Transactions (Details) - Schedule of related parties relationship [Line Items]
Relationship	Controlled by the same controlling shareholder, Mrs. Angela Bai [1]
Guangdong Advertising Co., Ltd. [Member]
Related Parties Transactions (Details) - Schedule of related parties relationship [Line Items]
Relationship	The 30% equity holder of Shengguang Zhongshuo
Guangdong Marketing Advertising Group [Member]
Related Parties Transactions (Details) - Schedule of related parties relationship [Line Items]
Relationship	The wholly owned subsidiary of Guangdong Advertising Co., Ltd.

[1]	Youxiang Group represents Youxiang Chuangzhi (Beijing) Technology Service Co., Ltd. and its affiliates.